                                                   As Filed Pursuant to Rule 497
                                                   SEC File No. 333-63511


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

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                         VARIABLE ANNUITY ACCOUNT SEVEN
           SUPPLEMENT TO THE POLARIS PLUS VARIABLE ANNUITY PROSPECTUS
                                Dated May 1, 2000

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     The following replaces the investment charges and corresponding examples for the CAPITAL APPRECIATION PORTFOLIO (the "Portfolio") of the Anchor Series Trust contained in the chart under the heading "Expenses" in the Profile:


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                          Maximum Total       Total Annual       Total        Examples: Maximum          Maximum Total
ANCHOR SERIES             Annual Insurance    Investment         Annual       Total Expenses at          Expenses at end
TRUST PORTFOLIO           Charges             Charges            Charges      end of 1 YEAR              of 10 YEARS
-------------------------------------------------------------------------------------------------------------------------
Capital Appreciation      1.25%               0.74%              1.99%        $80                       $228
-------------------------------------------------------------------------------------------------------------------------

     The expenses for the Portfolio contained in the chart under the heading "Portfolio Expenses" on page 4 of the Prospectus are amended as follows:

                                     ANCHOR SERIES TRUST
PORTFOLIO                          MANAGEMENT        OTHER       TOTAL ANNUAL
                                   FEE               EXPENSES    EXPENSES
-------------------------------------------------------------------------------
Capital Appreciation+              0.70%             0.04%       0.74%

     +The expenses noted here are restated to reflect an estimate of fees for the Portfolio for the current fiscal year. On May 18, 2000, the Board of Trustees of Anchor Series Trust (the "Trust") approved an increase in the underlying management fees for the Portfolio for the most recent fiscal year from 0.67% to 0.74%. On July 19, 2000, the shareholders of the Portfolio also approved the increase. The fee increase is effective August 1, 2000.

     Also, the Examples on page 5 of the Prospectus for the Portfolio are amended as follows:

PORTFOLIO                     1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Capital Appreciation          (a)$80     (a)$112    (a)$146    (a)$228
                              (b)$20     (b)$62     (b)$106    (b)$228


Date:  August 1, 2000


                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.